UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.


                               [GRAPHIC OMITTED]

                                      FMA
                                   ---------
                                   FIDUCIARY
                                   MANAGEMENT
                                   ASSOCIATES

                         -------------------------------
                           FMA SMALL COMPANY PORTFOLIO
                         -------------------------------

                         THE ADVISORS' INNER CIRCLE FUND

                                  ANNUAL REPORT
                                October 31, 2004

THE ADVISORS' INNER CIRCLE FUND                     FMA SMALL COMPANY PORTFOLIO
                                                    OCTOBER 31, 2004

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter .....................................................     1

Statement of Net Assets ..................................................     3

Statement of Operations ..................................................     8

Statement of Changes in Net Assets .......................................     9

Financial Highlights .....................................................    10

Notes to Financial Statements ............................................    11

Report of Independent Registered Public Accounting Firm ..................    15

Trustees and Officers of The Advisors' Inner Circle Fund .................    16

Disclosure of Portfolio Expenses .........................................    20

Notice to Shareholders ...................................................    21

--------------------------------------------------------------------------------

The Portfolio's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-FMA-8333; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                     FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

October 31, 2004

Dear Shareholder:

Following the Russell 2000 Index's failed attempt to beat its March 2000 high, the small cap market spent most of fiscal 2004 stuck in a trading range. For the fiscal year ended October 31, 2004, the Russell 2000 Index advanced 11.73% with most of the gain recorded early in the fiscal year. We are pleased to report that the FMA Small Company Portfolio advanced 18.40% in the year ending October 31, 2004 beating the Russell 2000 Index as well as the S&P 500 Index which gained 9.42%. Fiscal 2004 marked yet another year of small cap outperformance relative to larger cap securities extending the small cap cycle's leadership to over five years.

Ongoing strength in worldwide economic growth throughout fiscal 2004 drove incremental demand in both energy and industrial commodities leading to meaningful rallies in commodity prices ranging from crude oil and natural gas to steel, aluminum, copper and chemicals. Given the significant leverage to an improved pricing environment, energy and basic materials companies posted better than expected earnings growth throughout the fiscal year and were amply rewarded with stellar equity returns within both sectors. Interestingly, strong equity returns were also attained by both the financial services and utilities sectors, which appears counterintuitive given the Federal Reserves' (the "Fed") focus on increasing short-term interest rates. Although the Fed increased the Fed funds rate four times in fiscal 2004 to 2.00% the ten-year Treasury yield actually declined slightly resulting in a flattening of the yield curve. The worst performing sector of the market in fiscal 2004 was the technology sector which had the unfortunate position as the only sector to record a negative return in the period. Following a tremendous gain in fiscal 2003, the technology sector's valuations reflected expectations which proved unattainable throughout the year.

The FMA Small Company Portfolio was well positioned to outperform the Russell 2000 Index in fiscal 2004. The Portfolio had meaningful representation in the leading sectors of energy, basic materials, financial services and utilities. In addition, the Portfolio benefited from excellent stock selection in the underperforming sectors of technology, capital goods, consumer discretionary and health care.

As we look toward 2005, we expect worldwide economic growth and corporate earnings growth to moderate from the levels achieved in 2004. However, we expect the pace of the slowdown to ebb and flow throughout the year suggesting that the increased level of sector rotation experienced in 2004 will likely continue next year. Within this type of environment, we believe stock selection will be critical for the realization of superior investment returns. As such, we remain focused on identifying attractively valued companies with good earnings growth characteristics for the Portfolio. We anticipate positive equity market returns in 2005 likely tracking the overall rate of earnings growth for the year.

Respectfully yours,


/s/ Kathryn A. Vorisek

Kathryn A. Vorisek
Chief Investment Officer

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2004
--------------------------------------------------------------------------------

Growth of a $10,000 Investment

-----------------------------------------------
           AVERAGE ANNUAL TOTAL RETURN*
        FOR PERIOD ENDED OCTOBER 31, 2004
-----------------------------------------------
 One Year     3 Years     5 Years      10 Years
-----------------------------------------------
  18.40%       12.85%     12.65%        12.51%
-----------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL].

             FMA SMALL
              COMPANY   RUSSELL 2000    S&P 500
             PORTFOLIO     INDEX         INDEX

10/31/94      $10,000     $10,000       $10,000
1995           11,357      11,833        12,644
1996           13,913      13,797        15,691
1997           19,803      17,844        20,730
1998           19,387      15,731        25,288
1999           17,908      18,071        31,780
2000           22,254      21,217        33,715
2001           22,604      18,522        25,320
2002           22,075      16,379        21,494
2003           27,439      23,481        25,965
2004           32,488      26,235        28,411

* If the Adviser had not limited certain expenses, the Portfolio's total return would have been lower.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE
 ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS,
   THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST
                        DIRECTLY IN AN UNMANAGED INDEX.

THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES. THE
    PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
       ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                      DEFINITION OF THE COMPARATIVE INDICES

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

S&P 500 INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS' INNER CIRCLE FUND                    FMA SMALL COMPANY PORTFOLIO
                                                   OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SECTOR WEIGHTINGS (UNAUDITED)++
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL].

Banks                                     11.1%
Medical Products & Services                8.0%
Miscellaneous Business Services            7.9%
Real Estate Investment Trusts              7.8%
Short-Term Investments                     6.1%
Financial Services                         5.4%
Insurance                                  4.7%
Chemicals                                  4.4%
Petroleum & Fuel Products                  4.3%
Computer Technology                        4.0%
Machinery                                  3.9%
Gas/Natural Gas                            3.1%
Aerospace & Defense                        2.9%
Food, Beverage & Tobacco                   2.9%
Retail                                     2.9%
Broadcasting, Newspapers & Advertising     2.8%
Electrical Services                        1.9%
Exchange Traded Fund                       1.9%
Miscellaneous Materials & Processing       1.8%
Apparel/Textiles                           1.5%
Electronics                                1.5%
Engineering/R&D Services                   1.5%
Semiconductors/Instruments                 1.5%
Computer Software                          1.4%
Trucking                                   1.4%
Restaurants                                1.3%
Steel & Steel Works                        1.1%
Communications Technology                  1.0%

++ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
COMMON STOCK - 93.1%
--------------------------------------------------------------------------------

                                                    SHARES              VALUE
                                                   -------          -----------
   AEROSPACE & DEFENSE -- 2.9%
   Aviall* ..................................      138,500          $ 2,998,525
   Woodward Governor ........................       43,700            2,646,035
                                                                    -----------
                                                                      5,644,560
                                                                    -----------

   APPAREL/TEXTILES -- 1.5%
   Quiksilver* ..............................      108,100            2,945,725
                                                                    -----------
   BANKS -- 11.2%
   Commercial Capital Bancorp ...............      127,146            2,851,885
   MB Financial+ ............................       68,200            2,914,868
   Placer Sierra Bancshares* ................      121,754            2,922,096
   Provident Bankshares .....................       82,900            2,879,117
   South Financial Group ....................       52,500            1,576,050
   Sterling Financial* ......................       76,700            2,881,619
   UMB Financial+ ...........................       59,800            3,076,710
   Umpqua Holdings ..........................       94,800            2,358,624
                                                                    -----------
                                                                     21,460,969
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     FMA SMALL COMPANY PORTFOLIO
                                                    OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                         --------    -----------
   BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.9%
   Advo ..............................................     91,950    $ 2,937,802
   Saga Communications, Cl A*+ .......................    152,450      2,564,209
                                                                     -----------
                                                                       5,502,011
                                                                     -----------
   CHEMICALS -- 4.4%
   Airgas ............................................    121,500      2,988,900
   Albemarle .........................................     70,700      2,534,595
   Westlake Chemical* ................................    126,800      2,925,276
                                                                     -----------
                                                                       8,448,771
                                                                     -----------
   COMMUNICATIONS TECHNOLOGY -- 1.0%
   Anixter International .............................     52,000      2,009,280
                                                                     -----------

   COMPUTER SOFTWARE -- 1.5%
   Hyperion Solutions* ...............................     69,200      2,776,996
                                                                     -----------

   COMPUTER TECHNOLOGY -- 4.1%
   Belden CDT ........................................    137,200      3,049,956
   Hutchinson Technology* ............................     57,500      1,932,575
   Micros Systems* ...................................     48,084      2,842,726
                                                                     -----------
                                                                       7,825,257
                                                                     -----------

   ELECTRONICS -- 1.5%
   Benchmark Electronics* ............................     86,900      2,951,993
                                                                     -----------

   ENERGY EQUIPMENT & SERVICES -- 4.3%
   Helmerich & Payne .................................     98,300      2,806,465
   Oil States International* .........................    148,500      2,726,460
   W-H Energy Services* ..............................    136,200      2,771,670
                                                                     -----------
                                                                       8,304,595
                                                                     -----------

   ENGINEERING/R&D SERVICES -- 1.5%
   York International ................................     93,100      2,964,304
                                                                     -----------

   FINANCIAL SERVICES -- 5.4%
   Affiliated Managers Group* ........................     67,850      3,788,744
   Cohen & Steers ....................................    162,200      2,392,450
   Piper Jaffray* ....................................     97,400      4,259,302
                                                                     -----------
                                                                      10,440,496
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                        --------     -----------
   FOOD, BEVERAGE & TOBACCO -- 3.0%
   J&J Snack Foods*+ .............................        65,460     $ 2,895,296
   Ralcorp Holdings* .............................        75,900       2,789,325
                                                                     -----------
                                                                       5,684,621
                                                                     -----------
   GAS UTILITIES -- 3.1%
   Energen .......................................        56,800       3,054,704
   New Jersey Resources ..........................        69,600       2,861,256
                                                                     -----------
                                                                       5,915,960
                                                                     -----------
   INSURANCE -- 4.7%
   AmerUs Group ..................................        77,400       3,233,772
   Direct General ................................        95,298       2,811,291
   Scottish Re Group .............................       133,400       3,001,500
                                                                     -----------
                                                                       9,046,563
                                                                     -----------
   MACHINERY -- 4.0%
   Ametek ........................................        57,000       1,876,440
   Franklin Electric+ ............................        69,579       2,670,442
   Lincoln Electric Holdings .....................        92,770       3,096,663
                                                                     -----------
                                                                       7,643,545
                                                                     -----------
   MEDICAL PRODUCTS & SERVICES -- 8.1%
   AMERIGROUP* ...................................        52,400       3,144,000
   Arrow International ...........................        24,800         708,412
   KV Pharmaceutical* ............................       138,550       2,759,916
   LabOne* .......................................        98,300       2,949,000
   Sybron Dental Specialties* ....................        86,000       2,801,020
   Wright Medical Group* .........................       123,500       3,190,005
                                                                     -----------
                                                                      15,552,353
                                                                     -----------
   MISCELLANEOUS BUSINESS SERVICES -- 8.0%
   ABM Industries ................................       139,500       2,894,625
   Harsco ........................................        39,900       1,933,155
   Jones Lang LaSalle* ...........................        59,100       1,891,200
   School Specialty* .............................        75,200       3,077,184
   United Stationers* ............................        62,750       2,792,375
   West* .........................................        95,300       2,679,836
                                                                     -----------
                                                                      15,268,375
                                                                     -----------
   MISCELLANEOUS MATERIALS & PROCESSING -- 1.8%
   Clarcor .......................................        71,000       3,500,300
                                                                     -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                        --------    ------------
   REAL ESTATE INVESTMENT TRUSTS -- 7.9%
   CarrAmerica Realty ............................        87,700    $  2,826,571
   CBL & Associates Properties ...................        32,700       2,143,485
   Home Properties ...............................        74,800       3,078,020
   Maguire Properties ............................        76,400       1,997,860
   Nationwide Health Properties ..................        95,000       2,144,150
   U-Store-It Trust* .............................       174,100       2,909,211
                                                                    ------------
                                                                      15,099,297
                                                                    ------------
   RESTAURANTS -- 1.3%
   Sonic* ........................................        88,400       2,407,132
                                                                    ------------

   RETAIL -- 3.0%
   Big 5 Sporting Goods* .........................       112,700       2,861,453
   Regis .........................................        66,300       2,837,640
                                                                    ------------
                                                                       5,699,093
                                                                    ------------

   SEMICONDUCTORS/INSTRUMENTS -- 1.5%
   Integrated Circuit Systems* ...................       131,600       2,967,580
                                                                    ------------

   STEEL & STEEL WORKS -- 1.1%
   Steel Dynamics ................................        61,300       2,035,160
                                                                    ------------

   TRUCKING -- 1.4%
   USF ...........................................        77,370       2,772,941
                                                                    ------------

   UTILITIES - ELECTRICAL -- 2.0%
   PNM Resources .................................       162,300       3,778,344
                                                                    ------------

   TOTAL COMMON STOCK
     (Cost $160,820,739) .........................                   178,646,221
                                                                    ------------
--------------------------------------------------------------------------------
   EXCHANGE TRADED FUND -- 1.9%
--------------------------------------------------------------------------------

   iShares Russell 2000 Value Index Fund*
     (Cost $3,629,714) ...........................        21,400       3,727,880
                                                                    ------------
--------------------------------------------------------------------------------
   SHORT-TERM INVESTMENTS -- 6.2%
--------------------------------------------------------------------------------

   HighMark 100% U.S. Treasury Money Market Fund .      4,249,981      4,249,981
   HighMark U.S. Government Money Market Fund ....      7,648,490      7,648,490
                                                                    ------------

   TOTAL SHORT-TERM INVESTMENTS
     (Cost $11,898,471) ..........................                    11,898,471
                                                                    ------------

   TOTAL INVESTMENTS -- 101.2%
     (Cost $176,348,924) .........................                   194,272,572
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     FMA SMALL COMPANY PORTFOLIO
                                                    OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.2)%
--------------------------------------------------------------------------------

                                                                       VALUE
                                                                  -------------
   Payable for Investment Securities Purchased ...........        $  (5,824,053)
   Payable for Capital Shares Redeemed ...................             (254,294)
   Investment Advisory Fees Payable ......................             (138,331)
   Administration Fees Payable ...........................              (18,989)
   Trustees' Fees Payable ................................               (2,363)
   Other Assets and Liabilities, Net .....................            3,874,541
                                                                  -------------
   TOTAL OTHER ASSETS AND LIABILITIES ....................           (2,363,489)
                                                                  -------------
   NET ASSETS -- 100.0% ..................................        $ 191,909,083
                                                                  =============
--------------------------------------------------------------------------------
   NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital .......................................        $ 140,743,420
   Accumulated net realized gain on investments ..........           33,242,015
   Net unrealized appreciation on investments ............           17,923,648
                                                                  -------------
   NET ASSETS ............................................        $ 191,909,083
                                                                  =============

   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
     (unlimited authorization -- no par value) ...........            8,073,432

   NET ASSET VALUE, Offering and Redemption
     Price Per Share .....................................               $23.77
                                                                         ======

 * NON-INCOME PRODUCING SECURITY

 + SECURITIES CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF
   OCTOBER 31, 2004 WAS $14,121,525 AND REPRESENTS 7.36% OF NET ASSETS.

CL CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND             FMA SMALL COMPANY PORTFOLIO
                                            FOR THE YEAR ENDED OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends ...................................................      $  1,802,812
Interest ....................................................            61,538
                                                                   ------------
    TOTAL INVESTMENT INCOME .................................         1,864,350
                                                                   ------------
EXPENSES
Investment Advisory Fees ....................................         1,370,598
Administration Fees .........................................           219,297
Trustees' Fees ..............................................             5,490
Shareholder Servicing Fees ..................................           484,231
Transfer Agent Fees .........................................            61,808
Printing Fees ...............................................            49,410
Registration and Filing Fees ................................            20,410
Audit Fees ..................................................            16,044
Legal Fees ..................................................            15,544
Custodian Fees ..............................................            15,113
Other Expenses ..............................................             5,932
                                                                   ------------
    TOTAL EXPENSES ..........................................         2,263,877
Less:
Waiver of Investment Advisory Fees ..........................           (36,367)
Fees Paid Indirectly (1) ....................................           (35,486)
                                                                   ------------
    NET EXPENSES ............................................         2,192,024
                                                                   ------------
NET INVESTMENT LOSS .........................................          (327,674)
                                                                   ------------
NET REALIZED GAIN ON INVESTMENTS ............................        33,734,888
NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS ........        (2,886,179)
                                                                   ------------
NET GAIN ON INVESTMENTS .....................................        30,848,709
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........      $ 30,521,035
                                                                   ============

(1)   SEE NOTE 4 IN NOTES TO FINANCIAL STATEMENTS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           YEAR ENDED        YEAR ENDED
                                                                           OCTOBER 31,       OCTOBER 31,
                                                                              2004              2003
                                                                          -------------     -------------
OPERATIONS:
  Net Investment Income (Loss) .......................................    $    (327,674)    $       9,030
  Net Realized Gain on Investments ...................................       33,734,888         4,580,956
  Net Change in Unrealized Appreciation (Depreciation) on Investments        (2,886,179)       28,433,006
                                                                          -------------     -------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............       30,521,035        33,022,992
                                                                          -------------     -------------

DIVIDENDS:
  Net Investment Income ..............................................          (43,704)         (185,905)
  Return of Capital ..................................................               --           (30,597)
                                                                          -------------     -------------
  TOTAL DIVIDENDS ....................................................          (43,704)         (216,502)
                                                                          -------------     -------------
CAPITAL SHARE TRANSACTIONS:
  Issued .............................................................       40,819,479        85,613,487
  In Lieu of Cash Distributions ......................................           42,308           208,427
  Redeemed ...........................................................      (48,432,755)      (85,951,643)
                                                                          -------------     -------------
  Net Decrease from Capital Share Transactions .......................       (7,570,968)         (129,729)
                                                                          -------------     -------------
      TOTAL INCREASE IN NET ASSETS ...................................       22,906,363        32,676,761

NET ASSETS:
  Beginning of Year ..................................................      169,002,720       136,325,959
                                                                          -------------     -------------
  End of Year ........................................................    $ 191,909,083     $ 169,002,720
                                                                          =============     =============
SHARE TRANSACTIONS:
  Issued .............................................................        1,854,185         4,983,499
  In Lieu of Cash Distributions ......................................            1,900            13,002
  Redeemed ...........................................................       (2,201,190)       (5,002,290)
                                                                          -------------     -------------
  Net Decrease in Shares Outstanding from Share Transactions .........         (345,105)           (5,789)
                                                                          =============     =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                                   YEARS ENDED OCTOBER 31,
                                                          ----------------------------------------------------------------------
                                                            2004             2003         2002(1)         2001           2000
                                                          --------         --------      --------        --------       --------
Net Asset Value, Beginning of Year ...................    $  20.08         $  16.18      $  16.61        $  16.46       $  13.35
                                                          --------         --------      --------        --------       --------
Income from Investment Operations:
   Net Investment Income (Loss) ......................       (0.04)(2)         0.01          0.06            0.08           0.12
   Net Realized and Unrealized Gain (Loss) ...........        3.74(2)          3.92         (0.44)           0.18++         3.10
                                                          --------         --------      --------        --------       --------
   Total from Investment Operations ..................        3.70             3.93         (0.38)           0.26           3.22
                                                          --------         --------      --------        --------       --------
Dividends and Distributions:
   Net Investment Income .............................       (0.01)           (0.03)        (0.05)          (0.10)         (0.11)
   Return of Capital .................................          --               --*           --           (0.01)            --
                                                          --------         --------      --------        --------       --------
   Total Dividends and Distributions .................       (0.01)           (0.03)        (0.05)          (0.11)         (0.11)
                                                          --------         --------      --------        --------       --------
Net Asset Value, End of Year .........................    $  23.77         $  20.08      $  16.18        $  16.61       $  16.46
                                                          ========         ========      ========        ========       ========

TOTAL RETURN+ ........................................       18.40%           24.30%        (2.34)%          1.57%         24.27%
                                                          ========         ========      ========        ========       ========

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (Thousands) ..................    $191,909         $169,003      $136,326        $140,794       $115,885
Ratio of Expenses to Average Net Assets ..............        1.20%            1.20%         1.13%           1.14%          1.02%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Fees Paid Indirectly)** ....        1.24%***         1.27%         1.13%           1.14%          1.19%
Ratio of Net Investment Income (Loss) to Average
    Net Assets .......................................       (0.18)%           0.01%         0.31%           0.42%          0.75%
Portfolio Turnover Rate ..............................         145%             107%           99%             99%           108%

  * INCLUDES RETURN OF CAPITAL OF $0.0035.

 ** SEE NOTE 4 IN NOTES TO FINANCIAL STATEMENTS.

*** FOR THE YEAR ENDED OCTOBER 31, 2004, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS (EXCLUDING WAIVERS AND FEES PAID
    INDIRECTLY) EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN
    1.22%.

  + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE
    PORTFOLIO'S SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER
    DURING THE PERIODS INDICATED.

 ++ THE AMOUNT SHOWN FOR THE YEAR ENDED OCTOBER 31, 2001 FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR DOES NOT ACCORD WITH THE
    AGGREGATED NET LOSSES ON INVESTMENTS FOR THAT YEAR BECAUSE OF THE SALES AND REPURCHASES OF PORTFOLIO SHARES IN RELATION TO
    FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.

(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND FMA SMALL COMPANY PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM
    FMA SMALL COMPANY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND FMA SMALL
    COMPANY PORTFOLIO PRIOR TO ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM FMA SMALL COMPANY PORTFOLIO.

(2) PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

    AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE                      FUND FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 43 portfolios. The financial statements herein are those of the FMA Small Company Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America.

      USE OF ESTIMATES -- Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

      ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Portfolio. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio will distribute substantially all of its net investment income, if any, quarterly. Any net realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date. The Portfolio's distributions to shareholders may include a return of capital received from REITs held by the Portfolio.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DIRECTED BROKERAGE, DISTRIBUTION, SHAREHOLDER SERVICING AND TRANSFER AGENT AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the year ended October 31, 2004 the Administrator was paid 0.12% of the Portfolio's average daily net assets.

The Portfolio directs certain portfolio trades to brokers who pay a portion of their expenses. Under this arrangement, the Portfolio had expenses reduced by $35,486, which was used to pay administration expenses. The effect on the Portfolio's expense ratio, as a percentage of the Portfolio's average net assets for the year ended October 31, 2004 was 0.02%.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser.

THE ADVISORS' INNER CIRCLE                      FUND FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Fiduciary Management Associates, LLC (the "Adviser"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.75% of the Portfolio's average daily net assets. The Adviser voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses from exceeding 1.20% of the Portfolio's average daily net assets.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2004, the Portfolio made purchases of $251,578,196 and sales of $261,050,322 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses. Permanent book-tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book and tax differences resulted in the reclassification of $371,378 to undistributed net investment income and $(371,378) to realized gain (loss). These book and tax differences were solely attributable to net operating losses that were used to offset short-term capital gains and a distribution reclass from ordinary income to short-term capital gains. These reclassifications had no effect on net assets or net asset value.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The tax character of dividends and distributions paid during the years ended October 31, 2004 and October 31, 2003 were as follows:

         ORDINARY     LONG-TERM    RETURN OF
          INCOME     CAPITAL GAIN   CAPITAL        TOTAL
         ---------   ------------  ---------     --------
2004      $43,704      $    --      $    --      $ 43,704
2003       86,173       99,732       30,597       216,502

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

As of October 31, 2004, total Distributable Earnings were as follows:

Undistributed Ordinary Income             $16,553,780
Undistributed Long-Term Capital Gain       16,814,150
Unrealized Appreciation                    17,797,733
                                          -----------
Total Distributable Earnings              $51,165,663
                                          ===========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2004 there were no capital loss carryforwards.

For Federal income tax purposes, the cost of securities owned at October 31, 2004, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at October 31, 2004, were as follows:

      FEDERAL            APPRECIATED    DEPRECIATED         NET UNREALIZED
      TAX COST           SECURITIES     SECURITIES           APPRECIATION
    ------------         -----------    -----------         --------------
    $176,474,839         $20,193,521    $(2,395,788)          $17,797,733

8. OTHER:

At October 31, 2004, 58% of total shares outstanding were held by one shareholder of Institutional Class Shares. This shareholder was comprised of an omnibus account that was held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of
Advisors' Inner Circle Fund and Shareholders of
FMA Small Company Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the FMA Small Company Portfolio (one of the portfolios constituting the Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 23, 2004

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Portfolio as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-FMA-8333. The following chart lists Trustees and Officers as of November 16, 2004.

                                                                                         NUMBER OF
                                                                                         PORTFOLIOS
                                TERM OF                                               IN THE ADVISORS'
                POSITION(S)   OFFICE AND                                             INNER CIRCLE FUND
NAME, ADDRESS,   HELD WITH     LENGTH OF              PRINCIPAL OCCUPATION(S)         OVERSEEN BY BOARD     OTHER DIRECTORSHIPS
   AGE(1)        THE TRUST   TIME SERVED(2)             DURING PAST 5 YEARS                MEMBER          HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS

JOHN T.          Trustee      (Since 1993)   Vice Chairman of Ameritrust Texas N.A.,        43          Trustee of The Advisors'
COONEY                                       1989-1992, and MTrust Corp., 1985-1989.                    Inner Circle Fund II, The
77 yrs. old                                                                                             MDL Funds, and The
                                                                                                        Expedition Funds.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT A.        Trustee      (Since 1993)   Pennsylvania State University, Senior Vice     43          Member and Treasurer, Board
PATTERSON                                    President, Treasurer (Emeritus); Financial                 of Trustees of Grove City
87 yrs. old                                  and Investment Consultant, Professor of                    College. Trustee of The
                                             Transportation since 1984; Vice President-                 Advisors' Inner Circle Fund
                                             Investments, Treasurer, Senior Vice                        II, The MDL Funds, and The
                                             President (Emeritus), 1982-1984. Director,                 Expedition Funds.
                                             Pennsylvania Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B.        Trustee      (Since 1993)   Private investor from 1987 to present. Vice    43          Trustee of The Advisors'
PETERS                                       President and Chief Financial Officer,                     Inner Circle Fund II, The
75 yrs. old                                  Western Company of North America (petroleum                MDL Funds, and The
                                             service company), 1980-1986. President of                  Expedition Funds.
                                             Gene Peters and Associates (import company),
                                             1978-1980. President and Chief Executive
                                             Officer of Jos. Schlitz Brewing Company
                                             before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M.         Trustee      (Since 1994)   Attorney, solo practitioner since 1994.        43          Trustee of The Advisors'
STOREY                                       Partner, Dechert (law firm) September                      Inner Circle Fund II, The
73 yrs. old                                  1987-December 1993.                                        MDL Funds, The Expedition
                                                                                                        Funds, State Street
                                                                                                        Research Funds,
                                                                                                        Massachusetts Health and
                                                                                                        Education Tax-Exempt Trust.
                                                                                                        SEI Asset Allocation Trust,
                                                                                                        SEI Daily Income Trust, SEI
                                                                                                        Index Funds, SEI
                                                                                                        Institutional International
                                                                                                        Trust, SEI Institutional
                                                                                                        Investments Trust, SEI
                                                                                                        Institutional Managed
                                                                                                        Trust, SEI Liquid Asset
                                                                                                        Trust, and SEI Tax Exempt
                                                                                                        Trust.
------------------------------------------------------------------------------------------------------------------------------------

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
    Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
    1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                  TERM OF                                          IN THE ADVISORS'
                POSITION(S)     OFFICE AND                                        INNER CIRCLE FUND
NAME, ADDRESS,   HELD WITH       LENGTH OF         PRINCIPAL OCCUPATION(S)         OVERSEEN BY BOARD     OTHER DIRECTORSHIPS
   AGE(1)        THE TRUST     TIME SERVED(2)        DURING PAST 5 YEARS                MEMBER          HELD BY BOARD MEMBER(3)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
(CONTINUED)

GEORGE J.        Trustee        (Since 1999)    Chief Executive Officer, Newfound          43          Trustee, State Street
SULLIVAN, JR.                                   Consultants, Inc. since April 1997.                    Navigator Securities Lending
62 yrs. old                                     General Partner, Teton Partners, L.P.,                 Trust, since 1995. Trustee of
                                                June 1991-December 1996; Chief                         The Advisors' Inner Circle
                                                Financial Officer, Nobel Partners,                     Fund II, The MDL Funds, The
                                                L.P., March 1991-December 1996;                        Expedition Funds, SEI Asset
                                                Treasurer and Clerk, Peak Asset                        Allocation Trust, SEI Daily
                                                Management, Inc., since 1991.                          Income Trust, SEI Index
                                                                                                       Funds, SEI Institutional
                                                                                                       International Trust, SEI
                                                                                                       Institutional Investments
                                                                                                       Trust, SEI Institutional
                                                                                                       Managed Trust, SEI Liquid
                                                                                                       Asset Trust, SEI Tax Exempt
                                                                                                       Trust, SEI Absolute Return
                                                                                                       Master Fund, L.P., SEI
                                                                                                       Opportunity Master Fund, L.P.
                                                                                                       SEI Absolute Return Fund,
                                                                                                       L.P. and SEI Opportunity
                                                                                                       Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED
BOARD MEMBERS

ROBERT A.        Chairman       (Since 1991)    Currently performs various services        43          Trustee of The Advisors'
NESHER           of the Board                   on behalf of SEI Investments for which                 Inner Circle Fund II, Bishop
58 yrs. old      of Trustees                    Mr. Nesher is compensated. Executive                   Street Funds, The Expedition
                                                Vice President of SEI Investments,                     Funds, The MDL Funds, SEI
                                                1986-1994. Director and Executive                      Asset Allocation Trust, SEI
                                                Vice President of the Administrator                    Daily Income Trust, SEI Index
                                                and the Distributor, 1981-1994.                        Funds, SEI Institutional
                                                                                                       International Trust, SEI
                                                                                                       Institutional Investments
                                                                                                       Trust, SEI Institutional
                                                                                                       Managed Trust, SEI Liquid
                                                                                                       Asset Trust, SEI Tax Exempt
                                                                                                       Trust, SEI Opportunity Master
                                                                                                       Fund, L.P., SEI Opportunity
                                                                                                       Fund, L.P., SEI Absolute
                                                                                                       Return Master Fund, L.P., SEI
                                                                                                       Absolute Return Fund, L.P.,
                                                                                                       SEI Global Master Fund, PLC,
                                                                                                       SEI Global Assets Fund, PLC,
                                                                                                       SEI Global Investments Fund,
                                                                                                       PLC and SEI Investments
                                                                                                       Global, Limited.
------------------------------------------------------------------------------------------------------------------------------------

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
    Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
    1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                             NUMBER OF
                                                                                             PORTFOLIOS
                                           TERM OF                                        IN THE ADVISORS'
                      POSITION(S)        OFFICE AND                                      INNER CIRCLE FUND   OTHER DIRECTORSHIPS
NAME, ADDRESS,         HELD WITH          LENGTH OF         PRINCIPAL OCCUPATION(S)       OVERSEEN BY BOARD  HELD BY BOARD
   AGE(1)              THE TRUST        TIME SERVED(2)        DURING PAST 5 YEARS          MEMBER/OFFICER    MEMBER/OFFICER(3)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
(CONTINUED)

WILLIAM M.             Trustee          (Since 1992)    Self-employed consultant since 2003.      43         Director of SEI
DORAN                                                   Partner, Morgan, Lewis & Bockius                     Investments Company
1701 Market Street                                      LLP (law firm), counsel to the Trust,                and SEI Investments
Philadelphia, PA 19103                                  SEI Investments, the Administrator                   Distribution Co.,
64 yrs. old                                             and the Distributor from 1976-2003.                  Trustee of The
                                                        Director of Distributor since 2003.                  Advisors' Inner Circle
                                                        Director of SEI Investments since                    Fund II, The MDL
                                                        1974; Secretary of SEI Investments                   Funds, The Expedition
                                                        since 1978.                                          Funds, SEI Asset
                                                                                                             Allocation Trust, SEI
                                                                                                             Daily Income Trust,SEI
                                                                                                             Index Funds, SEI
                                                                                                             Institutional
                                                                                                             International Trust,
                                                                                                             SEI Institutional
                                                                                                             Investments Trust, SEI
                                                                                                             Institutional Managed
                                                                                                             Trust, SEI Liquid
                                                                                                             Asset Trust and SEI
                                                                                                             Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS

JAMES F.               President        (Since 2003)    Senior Operations Officer, SEI            N/A              N/A
VOLK, CPA                                               Funds Accounting and Administration
42 yrs. old                                             since 1996. Assistant Chief Accountant
                                                        for the Securities and Exchange
                                                        Commission from 1993-1996.
------------------------------------------------------------------------------------------------------------------------------------
PETER                  Controller and   (Since 2004)    Director, SEI Investments, Fund           N/A              N/A
GOLDEN                 Chief Financial                  Accounting and Administration since
40 yrs. old            Officer                          June 2001. From March 2000 to 2001,
                                                        Vice President of Funds Administration
                                                        for J.P. Morgan Chase & Co. From 1997
                                                        to 2000, Vice President of Pension and
                                                        Mutual Fund Accounting for Chase
                                                        Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E.             Chief            (Since 2004)    Vice President and Assistant Secretary    N/A              N/A
ZITELLI                Compliance                       of SEI Investments Global Funds
36 yrs. old            Officer                          Services and SEI Investments
                                                        Distribution Co. from 2000-2004;
                                                        Vice President, Merrill Lynch &
                                                        Co. Asset Management Group from
                                                        1998-2000; Associate at Pepper
                                                        Hamilton LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
    1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                                                               PORTFOLIOS
                                           TERM OF                                         IN THE ADVISORS'
                      POSITION(S)        OFFICE AND                                       INNER CIRCLE FUND
NAME, ADDRESS,         HELD WITH          LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY       OTHER DIRECTORSHIPS
   AGE(1)              THE TRUST         TIME SERVED          DURING PAST 5 YEARS              OFFICER           HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)

JAMES                  Vice President   (Since 2004)    Employed by SEI Investments               N/A                 N/A
NDIAYE                 and Secretary                    Company since 2004. Vice
36 yrs. old                                             President, Deutsche Asset
                                                        Management from 2003-2004.
                                                        Associate, Morgan, Lewis &
                                                        Bockius LLP from 2000-2003.
                                                        Counsel, Assistant Vice
                                                        President, ING Variable
                                                        Annuities Group from 1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D.             Vice President   (Since 2000)    General Counsel, Vice President           N/A                 N/A
BARTO                  and Assistant                    and Secretary of SEI
36 yrs. old            Secretary                        Investments Global Funds
                                                        Services since 1999; Associate,
                                                        Dechert (law firm) from
                                                        1997-1999; Associate, Richter,
                                                        Miller & Finn (law firm) from
                                                        1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
JOHN                   Vice President   (Since 2002)    Middle Office Compliance                  N/A                 N/A
MUNERA                 and Assistant                    Officer at SEI Investments
41 yrs. old            Secretary                        since 2000; Supervising
                                                        Examiner at Federal Reserve
                                                        Bank of Philadelphia from
                                                        1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
PHILIP T.              Vice President   (Since 2004)    Employed by SEI Investments               N/A                 N/A
MASTERSON              and Assistant                    Company since 2004. General
40 yrs. old            Secretary                        Counsel, CITCO Mutual Fund
                                                        Services from 2003-2004. Vice
                                                        President & Associate Counsel,
                                                        Oppenheimer Funds from
                                                        2001-2003 and Vice President &
                                                        Assistant Counsel from
                                                        1997-2001.
------------------------------------------------------------------------------------------------------------------------------------

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Portfolio's costs in two ways:

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown may not apply to your specific investment.

-------------------------------------------------------------------------------------------------------
                                   BEGINNING         ENDING            ANNUALIZED              EXPENSE
                                    ACCOUNT          ACCOUNT            EXPENSE                 PAID
                                     VALUE            VALUE              RATIOS                DURING
                                    4/30/04         10/31/04         FOR THE PERIOD            PERIOD*
-------------------------------------------------------------------------------------------------------
FMA SMALL COMPANY PORTFOLIO
-------------------------------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN            $1,000.00        $1,098.40             1.20%                $6.33
HYPOTHETICAL 5% RETURN              1,000.00         1,019.10             1.20                  6.09
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have an October 31, 2004 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2004 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2004, the Portfolio is designating the following items with regard to distributions paid during the year.

                                LONG TERM                                                                        QUALIFYING
                               (15% RATE)             ORDINARY                                                DIVIDEND INCOME
                              CAPITAL GAIN            INCOME               TOTAL            QUALIFYING         (15% TAX RATE
                              DISTRIBUTIONS        DISTRIBUTIONS       DISTRIBUTIONS       DIVIDENDS (1)       FOR QDI) (2)
                              -------------        -------------       -------------       -------------       ------------
FMA Small Company
Portfolio                         0.00%                100.00%             100.00%            12.23%                7.77%

(1) Qualifying  dividends  represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of "Ordinary Income Distributions."

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax
    Relief  Reconciliation  Act of 2003 and is reflected  as a  percentage  of  "Ordinary  Income  Distributions."  It is the
    intention of the Portfolio to designate the maximum amount permitted by the law.

    The information  reported herein may differ from the information and  distributions  taxable to the  shareholders for the calendar year ending December 31, 2004. Complete  information will be computed and reported in conjunction with your 2004
    Form 1099-DIV.

                          FMA SMALL COMPANY PORTFOLIO:
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-FMA-8333

                                    ADVISER:
                      Fiduciary Management Associates, LLC
                        55 West Monroe Street, Suite 2550
                             Chicago, IL 60603-5093

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004




This information must be preceded or accompanied by a current prospectus for the Portfolio described.




FMA-AR-001-0400

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ----------------------------------------------------- -----------------------------------------------------
                    All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                    services to the   services to       and services to   services to the   services to       and services to
                    Trust that were   service           service           Trust that were   service           service
                    pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                     were pre-         did not require
                                      approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (a)     Audit          $317,500            N/A               N/A            $348,000             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (b)     Audit-           N/A               N/A               N/A            $5,000(1)            N/A               N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A               N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


    Notes:
       (1) Includes fees for: Security counts pursuant to Rule 17(f)(2) for the UA S&P 500 Fund.


    Fees billed by PricewaterhouseCoopers LLP (PwC) related to the Trust

    PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ------------------------------------------------------ -----------------------------------------------------
                    All fees and      All fees and      All other fees     All fees and      All fees and      All other fees
                    services to the   services to       and services to    services to the   services to       and services to
                    Trust that were   service           service            Trust that were   service           service
                    pre-approved      affiliates that   affiliates that    pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                      were pre-         did not require
                                      approved          pre-approval                         approved          pre-approval
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (a)     Audit          $251,280            N/A               N/A             $213,375             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (b)     Audit-           $0             $10,780(1)         $8,500(2)            N/A            $5,045(1)            N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A                N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A                N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------

Notes:
    (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
    (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

(e)(1)  Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):

            -------------------------- ---------------- ----------------
                                             2004             2003
            -------------------------- ---------------- ----------------
             Audit-Related Fees               0%               0%

            -------------------------- ---------------- ----------------
             Tax Fees                         0%               0%

            -------------------------- ---------------- ----------------
             All Other Fees                   0%               0%

            -------------------------- ---------------- ----------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

         ---------------------------- ---------------- ----------------
                                            2004             2003
         ---------------------------- ---------------- ----------------
          Audit-Related Fees                44%               0%

         ---------------------------- ---------------- ----------------
          Tax Fees                           0%               0%

         ---------------------------- ---------------- ----------------
          All Other Fees                     0%               0%

         ---------------------------- ---------------- ----------------

(f)     Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2004 and 2003, respectively.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $19,280 and $5,045 for 2004 and 2003, respectively.

(h)     Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004


By (Signature and Title)*                 /s/ Peter J. Golden
                                          -------------------
                                          Peter J. Golden
                                          Controller & CFO

Date: December 22, 2004

* Print the name and title of each signing officer under his or her signature.